Income taxes - Reconciliation of Tax Rate (Details)			12 Months Ended
	Dec. 31, 2017	Dec. 21, 2017	Dec. 31, 2017	Dec. 31, 2016
Income taxes
U.S. Statutory Tax Rate	21.00%	35.00%	34.00%	34.00%
Change in Valuation Allowance			44.00%	(36.00%)
Deferred Tax Adjustments			(47.00%)	1.00%
Federal Rate Change			(31.00%)
State tax expense, net			2.00%	2.00%
Provision to Return and Other Adjustments			(2.00%)	(1.00%)
Tax Expense / (Benefit)			0.00%	0.00%